Supplement dated March 17, 2006 to the
                  following Prospectuses dated April 29, 2005:

             Evergreen Essential(SM) Variable Annuity 45276 H (4/05)

             Evergreen New Solutions Variable Annuity 45272 H (4/05)

               Evergreen Pathways Variable Annuity 45275 E (4/05)

               Evergreen Privilege Variable Annuity 45277 E (4/05)

         RiverSource(SM) Galaxy Premier Variable Annuity 45211 H (4/05)

           RiverSource Innovations(SM) Variable Annuity 45273 E (4/05)

       RiverSource Innovations(SM) Classic Variable Annuity 45281 G (4/05)

           RiverSource New Solutions Variable Annuity 240355 H (4/05)

At a regular meeting of the RiverSourceSM Variable Portfolio Funds' shareholders held on Feb. 15, 2006, the merger of the RiverSource Variable Portfolio - New Dimensions Fund(R) into the RiverSource Variable Portfolio - Large Cap Equity Fund was approved. The merger took place on March 17, 2006. The RiverSource Variable Portfolio - New Dimensions Fund(R) is no longer available as an investment option under these contracts.

The RiverSource Variable Portfolio - Large Cap Equity Fund is added as an investment option under the contract and the prospectus for the contract is modified as follows:

The following information is added to the table entitled "Total annual operating expenses for each fund" under the "ANNUAL OPERATING EXPENSES OF THE FUNDS" section of the prospectus:

Total annual operating expenses for RiverSource Variable Portfolio - Large Cap
Equity Fund
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                Gross total
                                                           Management                 Other       annual
Fund Name                                                     fees     12b-1 fees   expenses     expenses
RiverSource Variable Portfolio - Large Cap Equity Fund       .56%(2)      .13%        .14%        .83%(1)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.

(2) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by .02%.

In the "Variable Account and the Funds" section of the prospectus, in the table describing the funds, the following information has been added:

------------------------------------- ----------------------------------- -----------------------------------
Fund Name                             Investment Objective and Policies   Investment Adviser
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
RiverSource Variable Portfolio -      Capital appreciation. Under         RiverSource Investments, LLC
Large Cap Equity Fund                 normal market conditions, the
                                      Fund invests at least 80% of its
                                      net assets in equity securities of
                                      companies with market capitalization
                                      greater than $5 billion at the time
                                      of purchase.
------------------------------------- ----------------------------------- -----------------------------------

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR THE PRODUCT

240355-4 A (3/06)
*Valid until next prospectus update.
Destroy May 1, 2006